Net Properties (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization	565	539	490
Computer Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization	84	78	56
Capitalized cost attributable to design and development of internal use software	85	105	91